Debt, Finance Lease Obligations and Other Notes Payable - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2018 MXN ($)
Maturity analysis for non-derivative financial liabilities
Principal amount	$ 123,124,638
Unamortized Finance Costs	(1,152,661)
2019
Maturity analysis for non-derivative financial liabilities
Principal amount	989,156
Unamortized Finance Costs	(794)
2020
Maturity analysis for non-derivative financial liabilities
Principal amount	10,492,489
Unamortized Finance Costs	(13,420)
2021
Maturity analysis for non-derivative financial liabilities
Principal amount	7,992,489
Unamortized Finance Costs	(5,150)
2022
Maturity analysis for non-derivative financial liabilities
Principal amount	11,860,404
Unamortized Finance Costs	(23,107)
2023
Maturity analysis for non-derivative financial liabilities
Principal amount	3,500,000
Unamortized Finance Costs	(12,097)
Thereafter
Maturity analysis for non-derivative financial liabilities
Principal amount	88,290,100
Unamortized Finance Costs	$ (1,098,093)